CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2015 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balances at Dec. 31, 2014	$ 211,258,810	$ 6,044	$ 130,048,153	$ 80,653,190	$ 551,423
Balances (in shares) at Dec. 31, 2014		60,452,314
Incentive shares issued for Bao Li Gaming 2014 rolling chip turnover target	1,342,750	$ 103	1,342,647	0	0
Incentive shares issued for Bao Li Gaming 2014 rolling chip turnover target (in shares)		1,025,000
Dividend paid	(1,038,967)	$ 0	0	(1,038,967)	0
Net (loss)	(6,722,302)	0	0	(6,722,302)	0
Foreign currency translation adjustment	52,991	0	0	0	52,991
Balances at Jun. 30, 2015	$ 204,893,282	$ 6,147	$ 131,390,800	$ 72,891,921	$ 604,414
Balances (in shares) at Jun. 30, 2015		61,477,314